Segment Information - Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales	$ 2,089,999	$ 1,978,214	$ 1,965,311
Cost of sales:
Total cost of sales	790,504	1,010,864	731,623
Gross profit	1,299,495	967,350	1,233,688
Operating expenses:
Total operating expenses	833,644	869,639	823,750
Income from operations	465,851	97,711	409,938
Total other income, net	24,414	23,436	19,871
Income before income tax expense	490,265	121,147	429,809
Income tax expense	65,385	37,556	88,506
Net income	424,880	83,591	341,303
Reportable Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales	2,089,999	1,978,214	1,965,311
Cost of sales:
Adjusted cost of sales	702,988	653,403	659,001
Other costs	87,516	357,461	72,622
Total cost of sales	790,504	1,010,864	731,623
Gross profit	1,299,495	967,350	1,233,688
Operating expenses:
Adjusted operating expenses	771,185	757,855	777,677
Other operating costs	62,459	111,784	46,073
Total operating expenses	833,644	869,639	823,750
Income from operations	465,851	97,711	409,938
Total other income, net	24,414	23,436	19,871
Income before income tax expense	490,265	121,147	429,809
Income tax expense	65,385	37,556	88,506
Net income	$ 424,880	$ 83,591	$ 341,303